Fees Summary	Sep. 21, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 794,602,555
Previously Paid Amount	0
Total Fee Amount	109,735
Total Offset Amount	0
Net Fee	$ 109,735
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A